Reclassifications and Revisions of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2025
Reclassifications and Revisions of Prior Period Financial Statements [Abstract]
Reclassifications and Revisions of Prior Period Financial Statements

Note 4 - Reclassifications and Revisions of Prior Period Financial Statements

Based on an analysis of FASB ASC, ASC 250-Accounting Changes and Error Corrections, Staff Accounting Bulletin 99, Materiality, and Staff Accounting Bulletin 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company determined these revisions were not material to the previously issued financial statements and as such reclassifications and revisions were necessary.

For the year ended December 31, 2024, the Company revised its expense presentation by reallocating certain amounts previously reported under cost of goods sold to general and administrative, research and development, and sales and marketing expenses to better reflect the nature of the underlying costs. In addition, certain expenses were reclassified among these operating expense categories. These reclassifications had no effect on total revenue, loss from operations, net loss, or shareholders’ equity (deficit) for any period presented. The impact of these reclassifications on the Company’s consolidated statements of operations for the year ended December 31, 2024, is shown below:

	For the Year Ended December 31,
	As previously reported	Reclassification	As adjusted
Revenue	$172,661	$-	$172,661
Cost of goods sold	343,889	(300,255)	43,634
Gross profit	$(171,228)	$300,255	$129,027
Operating expenses:
General and administrative expenses	3,588,548	(2,025,220)	1,563,328
Research and development expenses	759,967	90,294	850,261
Sales and marketing	2,524,930	197,051	2,721,981
Acquisition and integration	-	2,038,130	2,038,130
Depreciation and amortization	-	-	-
Total operating expenses	6,873,445	300,255	7,173,700
Loss from operations	$(7,044,673)	$-	$(7,044,673)
Change in fair value of SAFE notes	(14,492,176)	-	(14,492,176)
Loss before income taxes	$(21,536,849)	$-	$(21,536,849)
Provision for income taxes	581	-	581
Net loss	$(21,537,430)	$-	$(21,537,430)

For the six months ended June 30, 2025 and the nine months ended September 30, 2025, the Company revised the presentation of certain amounts in the consolidated statements of cash flows to conform to the current period presentation. Specifically, amounts previously presented as short-term debt, net have been revised to proceeds from issuance of bridge loans within financing activities. In addition, the reverse recapitalization transaction adjustment was revised to reflect the appropriate presentation within operating activities. As a result of these revisions, net cash used in operating activities and net cash provided by financing activities were adjusted for the respective periods presented. These revisions had no impact on previously reported net loss, total cash flows, or the beginning and ending cash balances for any period presented. The impact of these revisions on the Company’s condensed consolidated statements of cash flows for the six and nine month periods ended June 30, 2025 and September 30, 2025, respectively, are presented below:

	For the Six Months Ended June 30, 2025
	As previously reported	Revision	As adjusted
Reverse recapitalization transaction	$(4,739,169)	$1,400,000	$(3,339,169)
Accrued interest	280,000	(280,000)	-
Short-term debt, net	3,750,000	(3,750,000)	-
Net cash used in operating activities	$(3,762,742)	$(2,630,000)	$(6,392,742)
Proceeds from issuance of bridge loans	500,000	2,350,000	2,850,000
Repayment of bridge loans	(1,660,545)	280,000	(1,380,545)
Net cash provided by financing activities	$10,278,154	$2,630,000	$12,908,154

	For the Nine Months Ended September 30, 2025
	As previously reported	Revision	As adjusted
Reverse recapitalization transaction	$(4,739,169)	$1,400,000	$(3,339,169)
Accrued interest	280,000	(280,000)	-
Short-term debt, net	3,750,000	(3,750,000)	-
Net cash used in operating activities	$(8,197,830)	$(2,630,000)	$(10,827,830)
Proceeds from issuance of bridge loans	500,000	2,350,000	2,850,000
Repayment of bridge loans	(1,660,545)	280,000	(1,380,545)
Net cash provided by financing activities	$10,278,154	$2,630,000	$12,908,154